Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

35. Financial risk management

Financial risk factors

Our financial risks are managed centrally. Our finance department coordinates the access to national and international financial markets and considers and manages continuously the financial risks concerning our activities. These relate to the following financial markets risks: credit risk, liquidity risk, currency risk and interest rate risk. Our interest rate risk is limited because we have no financial debt. In case of decreasing interest rates we will face a reinvestment risk on our strong cash and cash equivalents and financial investments balance. We do not buy or trade financial instruments for speculative purposes.

Categories of financial assets and liabilities (the below table does not contain the financial assets and liabilities included in the disposal group held for sale – reference is made to note 5 for more information):

	December 31,
	2024	2023	2022	Notes

	(Euro, in thousands)
Financial assets held at fair value through other comprehensive income
Equity instruments	€52,941	€—	€—	16

Financial assets held at fair value through profit or loss
Equity instruments	—	13,575	—	16
Contingent consideration receivable	47,207	—	—	5
Financial investments	1,484,599	1,316,805	1,292,514	21
Financial assets at amortized cost
Financial investments	1,768,917	2,200,893	2,293,431	21
Escrow account	41,163	—	—	5
Cash and cash equivalents	64,239	166,803	508,117	22
Restricted cash (current and non-current)	1,985	5,533	4,569	17
Other non-current assets	1,266	318	1,209	17
Trade receivables	32,471	17,494	28,194	20
Total financial assets	€3,494,788	€3,721,421	€4,128,033

Financial liabilities held at fair value through profit or loss
Current financial instruments	€5	€—	€19	26
Current contingent consideration related to milestones CellPoint	—	—	8,485	26
Non-current contingent consideration related to milestones CellPoint	20,576	20,972	13,582	26
Financial liabilities at amortized cost
Trade liabilities	64,230	87,966	68,928	26
Lease liabilities	11,722	9,596	21,901	25
Current deferred consideration payable CellPoint	—	—	6,222	26
Total financial liabilities	€96,533	€118,534	€119,137

The carrying amounts of trade and other payables and trade and other receivables are considered to be the same as their fair values, due to their short-term nature.

Financial assets held at fair value through other comprehensive income

Financial assets held at fair value through other comprehensive income consisted of equity instruments of non-listed companies.

We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities.

The fair value of the equity instruments in the non-listed companies has been determined mainly by reference to the initial transaction price (classified as level 3 in the fair value hierarchy).

Financial assets held at fair value through profit or loss

Financial assets held at fair value through profit or loss consisted of current financial investments and contingent consideration receivable.

Current financial investments include money market funds in EUR and USD, which all classify for level 1 fair value measurement.

Liquidity risk

Financial investments and cash and cash equivalents amounted to €3,317.8 million on December 31, 2024. Management forecasts our liquidity requirements to ensure that we have sufficient cash to meet operational needs. We have no credit lines. Such forecasting is based on realistic assumptions with regards to royalties, milestone and upfront payments to be received, taking into account our past track record, including the assumption that not all new projects that are being planned will be realized.

All our and cash and cash equivalents have only an insignificant liquidity risk as they are all convertible upon a maximum three month notice period and without incurring a significant penalty in normal market circumstances.

Credit risk

The term “credit risk” refers to the risk that counterparty will default on its contractual obligations resulting in financial loss for us.

We grant credit to our clients in the framework of our normal business activities. Usually, we require no pledge or other collateral to cover the amounts due. All our receivables are considered collectable, except for two invoices for a total amount of €9.6 million, for which we recorded a provision for expected credit losses.

We did not account for a provision for expected credit losses relating to all our other trade and other receivables given that there is no history of material credit losses, nor does forward looking information reveals any potential risks and due to the high quality nature of our customers.

Aging balance of receivables that are due, but that are still considered collectable:

	December 31,
	2024	2023	2022

	(Euro, in thousands)
60 - 90 days	€552	€3	€424
90 - 120 days	24	3	208
more than 120 days	€19	€117	€473

Our cash and cash equivalents are invested primarily in current, notice and term accounts. For banks and financial institutions, only independently rated parties with a minimum rating of ‘A’ are accepted at the beginning of the term. Our financial investments are also kept within different financial institutions and include term deposits, money market funds and treasury bills with an AAA rating. The money market funds are invested in a well-diversified portfolio of highly rated assets.

Interest rate risk

The only variable interest-bearing financial instruments are cash and cash equivalents and financial investments.

Changes in interest rates may cause variations in interest income and expenses resulting from short term interest-bearing assets.

Effect of interest rate fluctuation

A 100 basis point increase in interest rates at balance sheet date would have increased profit or loss, and equity, by approximately €33.2 million (2023: €36.8 million; 2022: €40.9 million); a 100 basis point decrease in interest rates would have decreased profit or loss, and equity, by approximately €33.2 million (2023: €36.8 million; 2022: €40.9 million). These scenarios assume our entire cash portfolio would immediately reprice at the new interest rates.

Foreign exchange risk

We are exposed to foreign exchange risk arising from various currency exposures. Our principal functional currency is euro, but we receive payments from our main collaboration partner Gilead in U.S. dollars and acquire some consumables and materials in U.S. dollars, Swiss Francs and GB Pounds.

To limit this risk, we attempt to align incoming and outgoing cash flows in currencies other than EUR. In addition, contracts closed by our different entities are mainly in the functional currencies of that entity, except for the collaboration agreement signed with Gilead for which payments are denominated in U.S. dollars.

The exchange rate risk in case of a 10% change in the exchange rate amounts to:

	December 31,
	2024	2023	2022

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(70,387)	€(78,013)	€(85,140)
Increase in Euros - GB Pounds	31	666	960
Increase in Euros - CH Francs	280	385	557

The exchange rate risk on the U.S. dollar is primarily related to our cash and cash equivalents and financial investments held in U.S. dollars.

Capital risk factors

We manage our capital to safeguard that we will be able to continue as a going concern. At the same time, we want to ensure the return to our shareholders through the results from our research and development activities.

Our capital structure consists of financial investments, cash and cash equivalents, and equity attributed to the holders of our equity instruments, such as capital, reserves and results carried forward, as mentioned in the consolidated statement of changes in equity.

We manage our capital structure and make the necessary adjustments in the light of changes of economic circumstances, the risk characteristics of underlying assets and the projected cash needs of the current research and development activities.

The adequacy of the capital structure will depend on many factors, including scientific progress in the research and development programs, the magnitude of those programs, the commitments to existing and new clinical CROs, the ability to establish new alliance or collaboration agreements, the capital expenditures, the new commercial activities, market developments and any future acquisition.

Neither we nor any of our subsidiaries are subject to any externally imposed capital requirements, other than those imposed by generally applicable company law requirements.